POST-EMPLOYMENT BENEFITS - Sensitivity Analysis of Assumptions (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Increase in actuarial assumption, Impact on Liability	$ (320)	$ (386)
Percentage decrease	1.00%	1.00%
Decrease in actuarial assumption, Impact on Liability	$ 393	$ 424
Defined benefit pension plan | Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Increase in actuarial assumption, Impact on Liability	$ 21	$ 34
Percentage decrease	1.00%	1.00%
Decrease in actuarial assumption, Impact on Liability	$ (19)	$ (21)
Post-employment plan | Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Increase in actuarial assumption, Impact on Liability	$ (4)	$ (6)
Percentage decrease	1.00%	1.00%
Decrease in actuarial assumption, Impact on Liability	$ 5	$ 8
Post-employment plan | Health care cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage increase	1.00%	1.00%
Increase in actuarial assumption, Impact on Liability	$ 1	$ 2
Percentage decrease	1.00%	1.00%
Decrease in actuarial assumption, Impact on Liability	$ (1)	$ (1)